UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the December 26, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 December 26, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                            9
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        213,081,000.00   170,043,572.44     7,146,220.72      749,278.11    7,895,498.83   0.00        0.00       162,897,351.72
A1B         53,319,000.00    42,549,796.74     1,788,190.14      189,204.76    1,977,394.90   0.00        0.00        40,761,606.60
A2         237,874,000.00   150,842,995.00    13,638,206.34      651,306.53   14,289,512.87   0.00        0.00       137,204,788.66
A3          38,072,000.00    38,072,000.00             0.00      166,226.58      166,226.58   0.00        0.00        38,072,000.00
A4         103,118,000.00   103,118,000.00             0.00      454,378.01      454,378.01   0.00        0.00       103,118,000.00
A5          51,937,000.00    51,937,000.00             0.00      232,620.05      232,620.05   0.00        0.00        51,937,000.00
M1          32,551,000.00    32,551,000.00             0.00      146,578.96      146,578.96   0.00        0.00        32,551,000.00
M2          30,322,000.00    30,322,000.00             0.00      137,030.17      137,030.17   0.00        0.00        30,322,000.00
M3          17,836,000.00    17,836,000.00             0.00       80,747.54       80,747.54   0.00        0.00        17,836,000.00
M4          15,161,000.00    15,161,000.00             0.00       69,125.74       69,125.74   0.00        0.00        15,161,000.00
M5          14,715,000.00    14,715,000.00             0.00       67,447.84       67,447.84   0.00        0.00        14,715,000.00
M6          13,377,000.00    13,377,000.00             0.00       62,284.80       62,284.80   0.00        0.00        13,377,000.00
M7          13,377,000.00    13,377,000.00             0.00       66,595.17       66,595.17   0.00        0.00        13,377,000.00
M8          11,594,000.00    11,594,000.00             0.00       59,493.32       59,493.32   0.00        0.00        11,594,000.00
M9           8,918,000.00     8,918,000.00             0.00       51,508.88       51,508.88   0.00        0.00         8,918,000.00
M10          8,918,000.00     8,918,000.00             0.00       52,586.47       52,586.47   0.00        0.00         8,918,000.00
P                  100.00           100.00             0.00      288,750.71      288,750.71   0.00        0.00               100.00
R                    0.00             0.00             0.00            0.00            0.00   0.00        0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS     864,170,100.00   723,332,464.18    22,572,617.20    3,525,163.64   26,097,780.84   0.00        0.00       700,759,846.98
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      891,817,320.00     750,978,800.94     0.00           1,425,465.01       1,425,465.01     0.00         0.00    728,406,183.73
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                       BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL          PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       46628MAA4       798.02315758    33.53757829            3.51640038         37.05397868       764.48557929     5.470000%
A1B       46628MAB2       798.02315760    33.53757835            3.54854292         37.08612127       764.48557925     5.520000%
A2        46628MAC0       634.12981242    57.33374114            2.73803161         60.07177275       576.79607128     5.360000%
A3        46628MAD8     1,000.00000000     0.00000000            4.36611105          4.36611105     1,000.00000000     5.420000%
A4        46628MAE6     1,000.00000000     0.00000000            4.40638889          4.40638889     1,000.00000000     5.470000%
A5        46628MAF3     1,000.00000000     0.00000000            4.47888885          4.47888885     1,000.00000000     5.560000%
M1        46628MAG1     1,000.00000000     0.00000000            4.50305551          4.50305551     1,000.00000000     5.590000%
M2        46628MAH9     1,000.00000000     0.00000000            4.51916661          4.51916661     1,000.00000000     5.610000%
M3        46628MAJ5     1,000.00000000     0.00000000            4.52722247          4.52722247     1,000.00000000     5.620000%
M4        46628MAK2     1,000.00000000     0.00000000            4.55944463          4.55944463     1,000.00000000     5.660000%
M5        46628MAL0     1,000.00000000     0.00000000            4.58361128          4.58361128     1,000.00000000     5.690000%
M6        46628MAM8     1,000.00000000     0.00000000            4.65611124          4.65611124     1,000.00000000     5.780000%
M7        46628MAN6     1,000.00000000     0.00000000            4.97833371          4.97833371     1,000.00000000     6.180000%
M8        46628MAP1     1,000.00000000     0.00000000            5.13138865          5.13138865     1,000.00000000     6.370000%
M9        46628MAQ9     1,000.00000000     0.00000000            5.77583315          5.77583315     1,000.00000000     7.170000%
M10       46628MAR7     1,000.00000000     0.00000000            5.89666629          5.89666629     1,000.00000000     7.320000%
P         46628MAT3     1,000.00000000     0.00000000    2,887,507.10000000  2,887,507.10000000     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    837.02556265    26.12057186            4.07924741         30.19981927       810.90499079
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                  ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46628MAS5     842.07694121       0.00000000        1.59838229          1.59838229       816.76613292        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                                         December 26, 2006


Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            382,776.08
Group 1                                                                                                         199,748.75
Group 2                                                                                                         183,027.33

Principal Prepayments (Total)                                                                                21,925,702.05
Group 1                                                                                                       8,721,868.54
Group 2                                                                                                      13,189,354.71

Curtailments (Total)                                                                                             23,342.16
Group 1                                                                                                           7,218.87
Group 2                                                                                                          16,123.29

Curtailment Interest Adjustments (Total)                                                                            -32.48
Group 1                                                                                                             -32.18
Group 2                                                                                                              -0.30

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                240,983.47
Group 1                                                                                                               0.00
Group 2                                                                                                         240,983.47

Other Principal Adjustments (Total)                                                                                -154.09
Group 1                                                                                                            -123.94
Group 2                                                                                                             -30.15

Interest Funds:
Gross Interest                                                                                                5,015,520.53
Group 1                                                                                                       1,925,131.77
Group 2                                                                                                       3,090,388.76

Servicing Fees                                                                                                  312,907.77
Group 1                                                                                                         119,523.90
Group 2                                                                                                         193,383.87

Trustee Fees                                                                                                      2,503.24
Group 1                                                                                                             956.20
Group 2                                                                                                           1,547.04

Custodian Fee                                                                                                     1,251.63
Group 1                                                                                                             478.10
Group 2                                                                                                             773.54

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       54
Group 1                                                                                                                 22
Group 2                                                                                                                 32

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           10,610,581.20
Group 1                                                                                                       3,642,520.37
Group 2                                                                                                       6,968,060.83

Amount of Prepayment Penalties Collected                                                                        311,348.55
Group 1                                                                                                         105,290.31
Group 2                                                                                                         206,058.24
Available Remitance Amount                                                                                   27,256,996.28

Principal Remittance Amount (Total)                                                                          22,558,138.39
Group 1                                                                                                       8,928,680.04
Group 2                                                                                                      13,629,458.35

Interest Remittance Amount (Total)                                                                            4,698,857.89
Group 1                                                                                                       1,804,173.57
Group 2                                                                                                       2,894,684.31

Pool Detail:
Beginning Number of Loans Outstanding                                                                                4,371
Group 1                                                                                                              1,866
Group 2                                                                                                              2,505

Ending Number of Loans Outstanding                                                                                   4,251
Group 1                                                                                                              1,811
Group 2                                                                                                              2,440

Beginning Aggregate Loan Balance                                                                            750,978,801.12
Group 1                                                                                                     286,857,337.79
Group 2                                                                                                     464,121,463.33

Ending Aggregate Loan Balance                                                                               728,406,183.91
Group 1                                                                                                     277,928,657.73
Group 2                                                                                                     450,477,526.18

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                             346
Group 1                                                                                                                346
Group 2                                                                                                                346

Weighted Average Net Mortgage Rate                                                                                7.47242%
Group 1                                                                                                           7.51008%
Group 2                                                                                                           7.44914%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category             Number     Principal Balance        Percentage
1 Month                84            13,504,029.46      4.86%
2 Month                27             4,738,915.04      1.71%
3 Month                13             1,596,956.60      0.57%
Total                 124            19,839,901.10      7.14%

Delinquent Mortgage Loans
Group 2
Category             Number     Principal Balance        Percentage
1 Month                91            17,591,396.92      3.91%
2 Month                27             4,878,210.02      1.08%
3 Month                16             1,557,514.94      0.35%
Total                 134            24,027,121.88      5.33%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number  Number of Loans       Principal Balance   Percentage
      1              9                1,312,091.70         0.47%
      2              6                  750,414.68         0.17%
Total               15                2,062,506.38         0.28%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          126,629.59
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                79,169.81
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              378,361.96
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             727,930.34
Total Number of Bankruptcy Loans                                                                                         9
Total Principal Balance of Bankruptcy Loans                                                                   1,312,091.70

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          105,731.92
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                               73,819.58
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 4
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             570,863.18
Total Number of Bankruptcy Loans                                                                                         6
Total Principal Balance of Bankruptcy Loans                                                                     750,414.68

Foreclosures
Group Number       Number of Loans    Principal Balance   Percentage
      1                  44             6,965,237.69         2.51%
      2                  68            15,309,326.92         3.40%
Total                   112            22,274,564.61         3.06%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 9
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                           1,476,326.35
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               35
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          5,488,911.34
Total Number of Foreclosure Loans                                                                                       44
Total Principal Balance of Foreclosure Loans                                                                  6,965,237.69

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                10
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                           2,167,265.96
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               58
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         13,142,060.96
Total Number of Foreclosure Loans                                                                                       68
Total Principal Balance of Foreclosure Loans                                                                 15,309,326.92

REO Properties
Group Number   Number of Loans       Principal Balance    Percentage
      1                3                 359,148.45           0.13%
      2               13               1,725,245.60           0.38%
Total                 16               2,084,394.05           0.29%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        3
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    359,148.45
Total Number of REO Loans                                                                                                3
Total Principal Balance of REO Loans                                                                            359,148.45

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                       13
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  1,725,245.60
Total Number of REO Loans                                                                                               13
Total Principal Balance of REO Loans                                                                          1,725,245.60

REO Property Scheduled Balance

 Group Number    Loan Number      REO Date     Schedule Principal Balance
       1            116070877    04/01/2006          63,544.50
       1            117146004    06/01/2006          75,981.15
       1            132704669    04/01/2006         219,622.80
       2            113989178    04/01/2006          91,157.97
       2            116996633    06/01/2006         419,047.88
       2            117177744    05/01/2006          58,201.79
       2            124668835    04/01/2006         380,446.87
       2            126449432    04/01/2006          72,734.42
       2            126951912    04/01/2006          71,902.18
       2            127162608    05/01/2006         134,393.26
       2            127208377    04/01/2006          71,798.34
       2            127398113    04/01/2006          61,287.91
       2            132518428    06/01/2006          80,823.18
       2            132856969    04/01/2006         206,551.10
       2            132894659    04/01/2006          61,391.54
       2             81609518    04/01/2006          15,509.16
     Total                                        2,084,394.05

Principal Payoffs by Group occured in this Distribution

Group Number        Number of Loans   Principal Balance   Percentage
      1                    55             8,721,868.54       3.14%
      2                    65            13,444,816.98       2.98%
Total                     120            22,166,685.52       3.04%

Realized Loss Group Report

Group        Current      Cumulative       Ending           Balance of           Net Liquidation
Number       Loss         Loss             Balance          Liquidated Loans     Proceeds
1                 0.00     2,040.78        277,928,657.73         0.00                 0.00
2            14,478.80    14,478.80        450,477,526.18   255,462.27           240,983.47
TOTAL        14,478.80    16,519.58        728,406,183.91   255,462.27           240,983.47

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                   14,478.80
Group 1                                                                                                               0.00
Group 2                                                                                                          14,478.80

Cumulative Realized Losses - Reduced by Recoveries                                                               16,519.58
Group 1                                                                                                           2,040.78
Group 2                                                                                                          14,478.80

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                            5.38066%
33% of of Senior Enhancement Percetage                                                                            9.79469%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00185%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        27,646,336.93
Ending Overcollateralization Amount                                                                          27,646,336.93
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,439,943.82
Payment to Class C                                                                                            1,425,465.01
Certificate Interest Shortfall Detail:

Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Occured This Period                                                                      0.00
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-3                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                             22,501.14
Net Swap Payment Paid                                                                                            22,501.14
Net Swap Receipt Due                                                                                                  0.00

Beginning Balance                                                                                                     0.00
Additions to the Swap Account                                                                                    22,501.14
Withdrawals from the Swap Account                                                                                22,501.14
Ending Balance                                                                                                        0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.730088

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                                        5.470000
Class A-1b                                                                                                        5.520000
Class A-2                                                                                                         5.360000
Class A-3                                                                                                         5.420000
Class A-4                                                                                                         5.470000
Class A-5                                                                                                         5.560000
Class M-1                                                                                                         5.590000
Class M-2                                                                                                         5.610000
Class M-3                                                                                                         5.620000
Class M-4                                                                                                         5.660000
Class M-5                                                                                                         5.690000
Class M-6                                                                                                         5.780000
Class M-7                                                                                                         6.180000
Class M-8                                                                                                         6.370000
Class M-9                                                                                                         7.170000
Class M-10                                                                                                        7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Occured This Period                                                                                   0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.